Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) $ in Millions			1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2022 USD ($) shares	Jan. 29, 2022 USD ($) shares	Jan. 26, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares		Dec. 31, 2022 € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Repurchases of shares					$ (18,547)	[1]		$ (3,513)		$ (1,214)
Deferred share (in gbp per share) | € / shares							€ 1		€ 1
Share capital
Disclosure of classes of share capital [line items]
Repurchases of shares (in shares) | shares	(507,742)			(646,014,770)
Assimilation of ordinary A and B shares into ordinary shares (in shares) | shares		7,650,025,905
Ending balance (in shares) | shares				7,003,503,393	7,003,503,393
Beginning balance			$ 641		$ 641			651
Repurchases of shares	$ 0		$ (3)	$ (54)	(57)	[1]		(10)		(6)
Assimilation of ordinary A and B shares into ordinary shares
Ending balance								$ 641		$ 651
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Repurchases of shares	$ 0			(54)
Assimilation of ordinary A and B shares into ordinary shares		$ 638
Ending balance				$ 584	$ 584
Class A Shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares			4,101,239,499		4,101,239,499			4,101,239,499
Repurchases of shares (in shares) | shares			0					0
Assimilation of ordinary A and B shares into ordinary shares (in shares) | shares		(4,101,239,499)
Ending balance (in shares) | shares								4,101,239,499		4,101,239,499
Beginning balance			$ 345		$ 345			$ 345
Repurchases of shares			$ 0					0
Assimilation of ordinary A and B shares into ordinary shares		$ (345)
Ending balance								$ 345		$ 345
Class B Shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares			3,582,892,954		3,582,892,954			3,706,183,836
Repurchases of shares (in shares) | shares			(34,106,548)					123,290,882
Assimilation of ordinary A and B shares into ordinary shares (in shares) | shares		(3,548,786,406)
Ending balance (in shares) | shares								3,582,892,954		3,706,183,836
Beginning balance			$ 296		$ 296			$ 306
Repurchases of shares			$ (3)					(10)
Assimilation of ordinary A and B shares into ordinary shares		$ (293)
Ending balance								$ 296		$ 306
Deferred shares | Share capital
Disclosure of classes of share capital [line items]
Issued and fully paid ordinary shares (in shares) | shares				50,000	50,000		50,000	50,000	50,000

[1]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 26)